GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2009	May 31, 2007
Business acquisition
Impairment of goodwill	$ 31,500,000
Impairments of amortizable intangible assets	2,557,000
Amortization of intangibles	1,243,000	1,706,000	2,236,000
Sellers
Business acquisition
Contingent payments				4,000,000
MCFC | Sellers
Business acquisition
Cash paid					68,800,000
Shares of common stock issued as a part of consideration					882,353
Contingent payments				5,000,000
Total purchase price				90,200,000
CBD | Sellers
Business acquisition
Contingent payments				$ 1,000,000